State StreetGlobal All Cap Equity ex-US Index Portfolio Investment Objectives and Goals - State StreetGlobal All Cap Equity ex-US Index Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	State Street Global All Cap Equity ex-U.S. Index Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The State Street Global All Cap Equity ex-U.S. Index Portfolio (the “Global All Cap Equity ex-U.S. Index Portfolio” or the “Portfolio”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of a broad-based index of world (ex-U.S.) equity markets over the long term.